Fair Value Measurements (Details) - Schedule of fair value on a recurring basis	Dec. 31, 2021 USD ($)
Level 1
Fair Value Measurements (Details) - Schedule of fair value on a recurring basis [Line Items]
Marketable securities held in Trust Account	$ 146,644,675,000